                           [CALDWELL & ORKIN LOGO]

                                 [LETTERHEAD]

                      SEMI-ANNUAL REPORT TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDER:                                       November 20, 1996

The six month period ended October 31, 1996 has been exciting for investors in the Caldwell & Orkin Market Opportunity Fund.

Your Fund's performance has attracted considerable media attention. After the drop in the Dow on July 15, Smart Money noted in its September issue that "In the first half of July, as his peers were spinning into the void, Orkin actually gained ground." The Fund was profiled in the August 15, 1996 edition of Investor's Business Daily, and has also been in The Atlanta Business Chronicle, Bloomberg News, Forbes and The Wall Street Transcript. Michael Orkin was the guest on the November 1, 1996 airing of CNBC's "Squawk Box." Finally, the Fund was the #1 Flexible Portfolio fund (out of 202 funds) as ranked by Lipper Analytical Services over the 12 months ended October 31, 1996, up 38%(1). Significantly, the Fund accomplished this with modest levels of market risk(2).

While the attention is welcome, we are even more proud of your Fund's long-term performance. Thus, our attention remains focused on producing returns and managing risk for the future.

On August 29, 1996 the name of your Fund was changed from Aggressive Growth to Market Opportunity. The new name more accurately reflects the Fund's investment philosophy, implemented on August 24, 1992.

The Caldwell & Orkin Market Opportunity Fund is a dynamic fund that changes as market conditions change. It seeks to maximize gain with a modest level of market risk through aggressive management. The utilization of asset allocation (investing to various degrees in stocks, cash equivalents and sometimes high quality bonds depending on market conditions) is used to cushion against the downside. In addition, short positions (selling borrowed shares and attempting to buy them back at a lower price) are implemented to hedge against market risk and to make money when stock prices fall.

SIX MONTHS IN REVIEW:

Your Fund has been postured for a high risk, but rising stock market. The economy was healthy, but several risk factors (see page 2) were present. The Fund's short position has been maintained in the 20% to 25% range during the six months, with concentration in the low quality loan and credit card sector. Significant long positions in the oil services and retail supermarket sectors benefited the Fund's results. This posturing has been rewarded. In the six months ended October 31, 1996, the Fund's total return was up 10.77%, versus 9.08% for the S&P 500 and 2.6% for the NASDAQ Composite.

---------------

(1) Please call the Fund at (800) 237-7073 for information about the different ranking services.

(2) From August 24, 1992 through October 31, 1996, the Fund's R-squared, or correlation to the S&P 500, is only 10%. The Fund's beta, or volatility relative to the S&P 500, is only .27 or 27% of the market's volatility. An S&P 500 index fund has a 100% correlation with the market and a beta of
    1.00 (computations by Ned Davis Research, Inc.)

OUTLOOK:

The market, and your Fund, are at all-time highs. Based on the long-term cyclicality of markets, however, we remain concerned that we are in the latter stages of a high-risk secular bull market. Consider the following:

     - Since 1920 there have been three long-term bull and two long-term bear markets. The current bull market, which began in 1982, has rewarded patient investors. But it has also reinforced incorrect perceptions that stock markets can be depended upon for appreciation on a recurring basis. The bull has just about run the length of, and performed as strongly as, average past bull markets, which typically run in ten- to twenty-year cycles.

     - Eighty-three percent (83%) of all money ever invested in mutual funds has come in over the last five years. Conventional wisdom suggests that it is mostly long-term retirement money and that investors will hold on through a difficult period. But, if investors are truly long term, why did they exit conservative bond funds in 1994 and remain out? Barron's reported that during the summer of 1996, the supposedly "long-term retirement money" came out of mutual funds. Further, since late 1990 the stock market has not had a price decline, from high to low, of more than 10% -- the longest period absent such a decline. This sense of false security will lead new investors to possibly underestimate the stock market's volatility.

     - Current valuation suggests an overvalued U.S. equities market: a) Cash yields (dividends) on stocks are near all-time lows; b) stocks are priced near all time highs as a percentage of Gross Domestic Product; and c) stocks are priced near an all-time high versus the replacement cost of assets.

     - Speculation in the stock market is rampant. Leverage (margin) in the stock market is at an all-time high, and the widespread use of derivatives has added an additional level of speculative activity.

     - Stocks as a percentage of household financial assets (adjusted for pension funds) is very close to its previous 1968 peak of 39.4%, after bottoming out at 12.6% in 1982.

The Fund continues to be postured for a high risk market. At October 31, 1996 it was 24.35% short, with plans to remain near the maximum allowable 25%. Additionally, the day after the November 5th election, 3% of the Fund's assets were invested in 30-Year U.S. Treasury Bonds. Fund management will strive to remain hedged, and poised to react decisively to market change. We are a manager of risk, not just return.

To that end, please direct your attention to the Statistical Risk Profile on page 3 that compares how the Fund has performed against the S&P 500 during down periods between September 30, 1992 and September 30, 1996.

While proud of the past we remain focused on the future. Thank you for allowing us the opportunity to manage your assets.

Sincerely,

Michael B. Orkin, CFA
Portfolio Manager and Chief Investment Officer

                    CALDWELL & ORKIN MARKET OPPORTUNITY FUND

STATISTICAL RISK PROFILE
9/30/92 - 9/30/96
--------------------------------------------------------------------------------

                             TEN WORST S&P 500 DAYS

--------------------------------
DATE         C&O MOF     S&P 500
--------------------------------
03/08/96      -1.30%      -3.07%
07/15/96      -0.45       -2.53
02/16/93      -3.88       -2.38
02/04/94      -1.65       -2.26
07/05/96       0.26       -2.22
04/02/93      -1.05       -1.97
01/10/96       0.00       -1.79
11/22/94       0.25       -1.78
04/08/96      -0.70       -1.76
05/02/96      -0.61       -1.70

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 on nine of the ten worst days, and was break-even or positive on three of the ten days.

                            TEN WORST S&P 500 WEEKS

-----------------------------------
WEEK ENDING     C&O MOF     S&P 500
-----------------------------------
06/24/94          0.24%      -3.36%
03/31/94         -3.79       -3.16
04/12/96         -0.01       -2.88
04/23/93         -1.99       -2.60
09/23/94          0.92       -2.39
11/04/94          0.09       -2.37
01/12/96          1.75       -2.37
02/19/93         -2.01       -2.28
08/30/96         -0.13       -2.21
03/01/96         -0.51       -2.19

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 in nine of the ten worst weeks, and was positive four of the ten weeks.

                            TEN WORST S&P 500 MONTHS

--------------------------------------
MONTH              C&O MOF     S&P 500
--------------------------------------
July, 1996          -0.82%      -4.40%
March, 1994         -4.10       -4.35
November, 1994       0.27       -3.72
February, 1994       1.36       -2.79
September,
  1994               1.18       -2.47
June, 1994           1.22       -2.44
April, 1993         -3.43       -2.31
November, 1993      -1.62       -1.07
September,
  1993               1.78       -0.77
October, 1995       -0.91       -0.30

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 in seven of the ten worst months, and was positive five of the ten months.

                    Computations by Ned Davis Research, Inc.

                    CALDWELL & ORKIN MARKET OPPORTUNITY FUND

          TOTAL RETURN PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996(1)

                                             C&O MARKET           NASDAQ
                                             OPPORTUNITY         COMPOSITE         S&P 500
FISCAL YEAR ENDED                               FUND               INDEX            INDEX
------------------------------------------------------------------------------------------
1991                                               1.25%             2.02%           0.60%
------------------------------------------------------------------------------------------
1992                                              11.86%            19.38%          14.07%
------------------------------------------------------------------------------------------
1993*                                             15.09%            14.30%           8.83%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
1993**                                            19.16%            17.34%           7.84%
------------------------------------------------------------------------------------------
1994                                              16.48%            10.95%           5.27%
------------------------------------------------------------------------------------------
1995                                              -2.28%            15.01%          17.47%
------------------------------------------------------------------------------------------
1996                                              31.80%            41.06%          30.07%
------------------------------------------------------------------------------------------
Six Months ended 10/31/96                         10.77%             2.60%           9.08%
------------------------------------------------------------------------------------------
Twelve Months ended 10/31/96                      37.99%            17.89%          24.09%
------------------------------------------------------------------------------------------
Since Inception (08/24/92) (2)                   101.26%           114.55%          90.05%
------------------------------------------------------------------------------------------
Since Inception (03/11/91)                       116.83%           162.62%         104.90%
------------------------------------------------------------------------------------------
                                                AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------
Since Inception (08/24/92) (2)                    18.14%            19.95%          16.55%
------------------------------------------------------------------------------------------
Since Inception (03/11/91)                        18.08%            23.02%          16.66%
------------------------------------------------------------------------------------------

 * For full fiscal year ending April 30, 1993.

** From August 24, 1992 through April 30, 1993 - the portion of the year using the Caldwell & Orkin Multifactor style of investment management.

                    CALDWELL & ORKIN MARKET OPPORTUNITY FUND

                              NET ASSET ALLOCATION

   April 30, 1996                       Oct. 31, 1996
Common Stock     73.90%                 Common         74.04%
Common Stock     17.04%                 Common         24.35%
Short-term inve   9.06%                 Short-term      1.61%

                100.00%                               100.00%

---------------

 (1) Performance figures represent past performance and do not indicate future results. The investment return and principal value will fluctuate so that upon redemption you may receive more or less than the original investment. The NASDAQ and S&P 500 figures do not reflect any fees or expenses. Both are widely recognized unmanaged indices of U.S. stocks.
 (2) The Caldwell & Orkin Market Opportunity Fund commenced operations on August 24, 1992. A prior fund passively managed and indexed to the largest 100 OTC stocks began operations on March 11, 1991.
   * For full fiscal year ending April 30, 1993.
  ** From August 24, 1992 through April 30, 1993 -- the portion of the year using the Caldwell & Orkin Multifactor style of investment management.

      CALDWELL & ORKIN MARKET OPPORTUNITY FUND VERSUS MAJOR MARKET INDICES
                  RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
             COMBINED OLD AND ACTIVE STYLE OF INVESTMENT MANAGEMENT
                    MARCH 11, 1991 THROUGH OCTOBER 31, 1996

                       C&O Market Opportunity Fund  NASDAQ Composite  S&P 500 Index
03/11/91                             10,000               10,000           10,000
03/28/91                             10,415               10,151           10,028
04/30/91                             10,125               10,202           10,060
05/31/91                             10,550               10,652           10,477
06/28/91                              9,846               10,017           10,001
07/31/91                             10,357               10,567           10,477
08/30/91                             10,753               11,064           10,714
09/30/91                             10,492               11,090           10,535
10/31/91                             10,502               11,429           10,690
11/29/91                             10,077               11,027           10,247
12/31/91                             11,520               12,341           11,420
01/31/92                             12,102               13,054           11,221
02/28/92                             12,471               13,333           11,354
03/31/92                             11,821               12,708           11,135
04/30/92                             11,326               12,180           11,474
05/29/92                             11,326               12,319           11,513
06/30/92                             10,764               11,863           11,343
07/31/92                             11,297               12,225           11,820
08/31/92                             10,832               11,852           11,565
09/30/92                             11,210               12,277           11,699
10/30/92                             11,850               12,737           11,754
11/30/92                             12,907               13,739           12,138
12/31/92                             13,278               14,248           12,247
01/29/93                             13,429               14,656           12,361
02/26/93                             13,409               14,118           12,517
03/31/93                             13,510               14,526           12,783
04/30/93                             13,046               13,921           12,487
05/28/93                             13,641               14,745           12,798
06/30/93                             13,772               14,817           12,839
07/30/93                             13,722               14,832           12,801
08/31/93                             14,337               15,635           13,273
09/30/93                             14,589               16,055           13,170
10/29/93                             14,911               16,402           13,456
11/30/93                             14,670               15,878           13,312
12/31/93                             15,258               16,350           13,478
01/31/94                             15,543               16,848           13,947
02/28/94                             15,754               16,880           13,554
03/31/94                             15,110               15,648           12,966
04/29/94                             15,196               15,446           13,146
05/31/94                             15,023               15,474           13,342
06/30/94                             15,209               14,859           13,017
07/29/94                             15,147               15,200           13,458
08/31/94                             14,874               16,115           13,999
09/30/94                             15,048               16,087           13,654
10/31/94                             14,998               16,365           13,972
11/30/94                             15,035               15,793           13,451
12/30/94                             15,109               15,827           13,650
01/31/95                             14,812               15,895           14,014
02/28/95                             14,825               16,706           14,559
03/31/95                             14,928               17,200           14,993
04/28/95                             14,850               17,764           15,442
05/30/95                             14,954               18,197           16,060
06/30/95                             15,177               19,648           16,433
07/31/95                             15,386               21,074           16,978
08/31/95                             15,636               21,472           17,021
09/30/95                             15,858               21,966           17,739
10/31/95                             15,713               21,808           17,675
11/30/95                             16,145               22,294           18,451
12/31/95                             17,607               22,145           18,807
01/31/96                             17,700               22,307           19,447
02/29/96                             18,364               23,154           19,627
03/31/96                             18,762               23,182           19,816
04/30/96                             19,576               25,058           20,107
05/31/96                             20,238               26,170           20,626
06/28/96                             20,279               24,940           20,704
07/31/96                             20,035               22,743           19,789
08/30/96                             20,522               24,026           20,207
09/30/96                             20,832               25,823           21,344
10/31/96                             21,684               25,709           21,933

                                     116.84%              157.09%          119.33%


















      CALDWELL & ORKIN MARKET OPPORTUNITY FUND VERSUS MAJOR MARKET INDICES
                  RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
            SINCE INCEPTION OF ACTIVE STYLE OF INVESTMENT MANAGEMENT
                    AUGUST 24, 1992 THROUGH OCTOBER 31, 1996

                  C&O Market Opportunity Fund      NASDAQ Composite  S & P 500 Index
 08/24/92                           10,000           10,000                10,000
 08/31/92                            9,894            9,990                 9,987
 09/30/92                           10,239           10,347                10,103
 10/30/92                           10,824           10,736                10,151
 11/30/92                           11,789           11,579                10,482
 12/31/92                           12,128           12,009                10,577
 01/29/93                           12,266           12,353                10,675
 02/26/93                           12,248           11,899                10,809
 03/31/93                           12,340           12,243                11,039
 04/30/93                           11,916           11,734                10,784
 05/28/93                           12,460           12,427                11,052
 06/30/93                           12,579           12,488                11,088
 07/30/93                           12,533           12,501                11,055
 08/31/93                           13,095           13,178                11,463
 09/30/93                           13,325           13,532                11,374
 10/29/93                           13,620           13,824                11,621
 11/30/93                           13,399           13,383                11,496
 12/31/93                           13,937           13,781                11,639
 01/31/94                           14,197           14,200                12,044
 02/28/94                           14,390           14,059                11,705
 03/31/94                           13,801           13,189                11,197
 04/29/94                           13,880           13,018                11,353
 05/31/94                           13,722           13,042                11,522
 06/30/94                           13,892           12,524                11,242
 07/29/94                           13,835           12,811                11,622
 08/31/94                           13,586           13,582                12,090
 09/30/94                           13,744           13,558                11,792
 10/31/94                           13,699           13,793                12,066
 11/30/94                           13,773           13,311                11,616
 12/30/94                           13,800           13,340                11,788
 01/31/95                           13,529           13,397                12,103
 02/28/95                           13,541           14,081                12,573
 03/31/95                           13,635           14,497                12,948
 04/28/95                           13,564           14,980                13,336
 05/30/95                           13,659           15,346                13,869
 06/30/95                           13,863           16,569                14,191
 07/31/95                           14,054           17,771                14,662
 08/31/95                           14,253           18,107                14,699
 09/30/95                           14,493           18,524                15,319
 10/31/95                           14,361           18,390                15,264
 11/30/95                           14,756           18,801                15,934
 12/31/95                           16,091           18,675                16,242
 01/31/96                           16,177           18,811                16,794
 02/29/96                           16,783           19,526                16,950
 03/31/96                           17,147           19,549                17,113
 04/30/96                           17,892           21,131                17,364
 05/31/96                           18,496           22,069                17,812
 06/28/96                           18,533           21,032                17,880
 07/31/96                           18,311           19,179                17,090
 08/30/96                           18,756           20,260                17,450
 09/30/96                           19,039           21,776                18,433
 10/31/96                           19,818           21,680                18,942

                                     98.18%          116.80%                89.42%

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
COMMON STOCK - 74.04%

--------------------------------------------------------------------------------

ELECTRONICS - 2.14%                                 Shares                       Market Value
---------------------------------------------------------------------------------------------
     Sanmina Corporation*                           19,500                     $      892,125
FINANCE - SAVINGS & LOAN - 4.36%
---------------------------------------------------------------------------------------------
     FFVA Financial Corp.                           39,400                            723,975
     Palfed, Inc.                                   82,900                          1,088,062
FINANCIAL SERVICES - MISCELLANEOUS - 3.03%
---------------------------------------------------------------------------------------------
     Dime Bancorp, Inc.*                            84,700                          1,259,912
INSURANCE - 1.48%
---------------------------------------------------------------------------------------------
     Conseco, Inc.*                                 11,500                            615,250
METAL ORES - 5.06%
---------------------------------------------------------------------------------------------
     Alta Gold Company*                             36,100                            135,375
     Bema Gold Corporation*                        108,000                            654,750
     Dayton Mining Corporation*                    206,000                          1,313,250
OIL & GAS - ROYALTY TRUST - 3.54%
---------------------------------------------------------------------------------------------
     Sabine Royalty Trust                          124,000                          1,472,500
OIL & GAS - FIELD SERVICES - 2.08%
---------------------------------------------------------------------------------------------
     Dawson Production Services, Inc.*              23,100                            280,087
     Mesa, Inc.*                                   126,700                            585,987
OIL & GAS OFFSHORE DRILLING - 17.32%
---------------------------------------------------------------------------------------------
     Diamond Offshore*                              24,844                          1,512,378
     Ensco International, Inc.*                     17,312                            748,744
     Global Marine, Inc.*                           57,100                          1,049,213
     Marine Drilling Companies, Inc.*               53,800                            746,475
     Reading & Bates Corporation*                   26,400                            759,000
     Rowan Companies, Inc.*                         50,000                          1,118,750
     Transocean Offshore Drilling, Inc.*            20,100                          1,271,325
OIL FIELD MACHINERY & EQUIPMENT - 6.29%
---------------------------------------------------------------------------------------------
     Cooper Cameron Corporation*                     9,600                            613,200
     Global Industries, Inc.*                       50,400                            907,200
     Seacor Holdings, Inc.*                         18,200                            982,800
     Varco International, Inc.*                      5,700                            112,575

* Non-income producing

   The accompanying notes are an integral part of these financial statements.

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK

--------------------------------------------------------------------------------

PAPER AND PAPER PRODUCTS - 2.39%                    Shares                       Market Value
---------------------------------------------------------------------------------------------
     Republic Group, Inc.*                          18,100                     $      298,650
     Schweitzer-Mauduit International               22,600                            694,950
RETAIL - SPECIALTY - .93%
---------------------------------------------------------------------------------------------
     Michaels Stores, Inc.*                         38,200                            386,775
RETAIL - SUPERMARKETS - 9.83%
---------------------------------------------------------------------------------------------
     Ingles Markets, Inc.                           71,500                          1,117,188
     Riser Foods                                    53,300                          1,432,438
     The Vons Companies, Inc.*                      27,800                          1,539,425
TECHNOLOGY - 7.18%
---------------------------------------------------------------------------------------------
     Computer Associates International, Inc.*       19,500                          1,152,938
     Compuware Corporation                          15,400                            812,350
     US Robotics Corporation                         5,700                            358,388
     Wallace Computer Services, Inc.                22,600                            663,875
TEXTILES - 3.96%
---------------------------------------------------------------------------------------------
     National Service Industries, Inc.              31,100                          1,072,950
     Westpoint Stevens, Inc.*                       21,500                            572,438
TITANIUM - 4.45%
---------------------------------------------------------------------------------------------
     Oregon Metallurgical Corporation*              58,800                          1,852,200
                                                                               --------------
TOTAL COMMON STOCKS (COST $25,356,812)                                         $   30,797,498
                                                                               ==============

* Non-income producing

   The accompanying notes are an integral part of these financial statements.

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                  COMMON STOCK SOLD SHORT                     SHARES           MARKET VALUE
-------------------------------------------------------------------------------------------
     Advanta Corporation, Class A                             16,100           $    777,831
     Advanta Corporation, Class B                             16,600                776,050
     America Online, Inc.                                     19,400                526,225
     Cheesecake Factory, Inc.                                 18,100                334,850
     Consumer Portfolio Services, Inc.                        30,800                377,300
     Credit Acceptance Corp.                                  24,500                661,500
     Dean Witter Discover                                     10,400                612,300
     First Merchants Acceptance Corporation                   12,600                223,650
     Integrated Process Equipment, Inc.                       10,400                113,100
     Jayhawk Acceptance Corporation                           39,400                561,450
     KLA Instruments Corporation                              17,500                424,375
     Kulicke & Soffa Industries, Inc.                         33,300                437,062
     Liposome Company, Inc.                                   17,300                296,263
     Mattson Technology, Inc.                                 21,000                191,625
     Michaels Stores, Inc.                                    38,200                386,775
     Micron Technology, Inc.                                   6,200                158,100
     Money Store, Inc.                                        14,300                368,225
     National Auto Credit, Inc.                               36,130                388,397
     Olympic Financial Ltd.                                   13,000                206,375
     Outback Steakhouse, Inc.                                 19,000                440,563
     PRI Automation, Inc.                                     18,500                656,750
     Uromed Corporation                                       32,600                330,075
     Watkins Johnson Company, Inc.                             9,900                179,438
     Zygo Corporation                                         19,700                699,350
                                                                               ------------
TOTAL SECURITIES SOLD SHORT (COST $9,704,632)                                  $ 10,127,629
                                                                               =============

   The accompanying notes are an integral part of these financial statements.

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:

  Investments, at value (cost $25,356,812)                                    $  30,797,498
  Cash                                                                            1,724,260
  Segregated cash with brokers and other financial institutions                  11,497,681
  Deposits with brokers for securities sold short                                 8,699,798
  Receivables:
     Investment securities sold                                                      33,725
     Interest and dividends                                                          53,902
     Capital shares sold                                                             16,168
  Other                                                                              17,667
                                                                             --------------
TOTAL ASSETS                                                                  $  52,840,699
                                                                             --------------
LIABILITIES:
  Securities sold short, not yet purchased (proceeds $9,704,632)                 10,127,629
  Payables:
     Investment securities purchased                                              1,066,386
     Accrued advisory fees                                                           30,580
     Accrued expenses                                                                18,218
                                                                             --------------
TOTAL LIABILITIES                                                             $  11,242,813
                                                                             --------------
TOTAL NET ASSETS                                                              $  41,597,886
                                                                             ===============
NET ASSETS CONSIST OF:
  Undistributed net investment income                                        $      976,136
  Undistributed net realized gain                                                 5,006,521
  Net unrealized appreciation on investments                                      5,017,689
  Paid-in capital applicable to 2,592,369 shares
     outstanding; par value $0.10 per share;
     15,000,000 shares authorized                                                30,597,540
                                                                             --------------
                                                                              $  41,597,886
                                                                             ===============
NET ASSET VALUE AND OFFERING/REDEMPTION PRICE PER SHARE                       $        16.0
                                                                             ===============

   The accompanying notes are an integral part of these financial statements.

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                                   $      457,963
  Dividends                                                                         100,003
                                                                             --------------
TOTAL INVESTMENT INCOME                                                             557,966
                                                                             --------------
EXPENSES:
  Investment advisory fees                                                          155,919
  Transfer agent fees                                                                14,684
  Professional fees                                                                  11,072
  Dividend expense on securities sold short                                          11,034
  Directors' fees and expenses                                                        9,488
  Registration and filing fees                                                        9,124
  Custodian fees                                                                      6,592
  Legal fees                                                                          3,653
  Insurance                                                                           1,052
  Other                                                                              (2,040)
                                                                             --------------
TOTAL EXPENSES                                                                      220,578
                                                                             --------------
NET INVESTMENT INCOME                                                               337,388
                                                                             --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                3,535,632
  Change in unrealized appreciation                                                (386,318)
                                                                             --------------
NET REALIZED GAIN AND UNREALIZED
  APPRECIATION ON INVESTMENTS                                                     3,149,314
                                                                             --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                  $    3,486,702
                                                                             ===============

   The accompanying notes are an integral part of these financial statements.

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED               YEAR ENDED
                                                        OCTOBER 31, 1996       APRIL 30, 1996
                                                        ----------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                  $      337,388        $      638,540
  Net realized gain from investments                          3,535,632             3,040,435
  Net unrealized appreciation (depreciation) on
     investments                                               (386,318)            5,540,943
                                                            -----------           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          3,486,702             9,219,918
                                                            -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        -                   (1,111,925)
  Net realized gains on investments                            -                     -
                                                            -----------           -----------
NET DISTRIBUTIONS TO SHAREHOLDERS                              -                   (1,111,925)
                                                            -----------           -----------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from sales of shares                           9,835,837             2,244,738
  Distributions reinvested in shares                           -                      828,129
  Cost of shares redeemed                                    (9,754,847)           (5,411,750)
                                                            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS                                     80,990            (2,338,883)
                                                            -----------           -----------
TOTAL INCREASE IN NET ASSETS                                  3,567,692             5,769,110
NET ASSETS:
  Beginning of year                                          38,030,194            32,261,084
                                                            -----------           -----------
  End of year                                            $   41,597,886        $   38,030,194
                                                            ===========           ===========

   The accompanying notes are an integral part of these financial statements.

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED
                                              OCTOBER 31,                     YEARS ENDED APRIL 30,
                                                 1996       ---------------------------------------------------------
                                              (UNAUDITED)     1996        1995        1994        1993        1992
                                              -----------   ---------   ---------   ---------   ---------   ---------
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $    14.49    $   11.35   $   12.26   $   12.94   $   11.69   $   10.49
                                              ----------    ----------  ----------  ----------  ----------  ----------
Income (loss) from Investment Operations:
  Net investment income (loss)*                     0.15         0.27        0.54        0.06      (0.01)      (0.08)
  Net realized and unrealized gain (loss) on
    investments                                     1.41         3.31      (0.81)        1.99        1.77        1.33
                                              ----------    ----------  ----------  ----------  ----------  ----------
  Total from investment operations                  1.56         3.58      (0.27)        2.05        1.76        1.25
                                              ----------    ----------  ----------  ----------  ----------  ----------
Less Distributions:
  From net investment income                           -       (0.44)      (0.41)      (0.04)           -           -
  From net realized gain
    on investments                                     -            -      (0.23)      (2.69)      (0.51)      (0.05)
                                              ----------    ----------  ----------  ----------  ----------  ----------
  Total distributions                                  -       (0.44)      (0.64)      (2.73)      (0.51)      (0.05)
                                              ----------    ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                $    16.05    $   14.49   $   11.35   $   12.26   $   12.94   $   11.69
                                              ==========    ==========  ==========  ==========  ==========  ==========
TOTAL RETURN                                      10.77%       31.80%     (2.28)%      16.48%      15.09%      11.86%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $   41,598    $  38,030   $  32,261   $  18,830   $  15,116   $  12,385
RATIOS TO AVERAGE NET ASSETS:
  Expenses before dividends on securities
    sold short (After Reimbursement)**             1.17%        1.38%       1.18%       1.21%       1.30%       1.64%
  Expenses from dividends sold short**             0.06%        0.18%       0.45%           -           -           -
                                              ----------    ----------  ----------  ----------  ----------  ----------
  Total expenses (After Reimbursement)**           1.23%        1.56%       1.63%       1.21%       1.30%       1.64%
  Total expenses (Before Reimbursement)**          1.23%        1.56%       1.79%       1.77%       2.00%       1.88%
  Net investment income (loss)**                   1.88%        1.94%       3.55%       0.44%     (0.01)%     (0.76)%
  Portfolio turnover                                 95%         222%        331%        292%        223%         50%

 * Had the Distributor and Advisor not waived a portion of the expenses, net investment income (loss) per share would have been $.52, ($.01), ($.09), and ($.10) for the years ended April 30, 1995 through 1992, respectively. No expenses were waived for the year ended April 30, 1996 or for the six months ended October 31, 1996.
** Adjusted to annual basis

   The accompanying notes are an integral part of these financial statements.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Caldwell & Orkin Market Opportunity Fund, (the "Fund"), is the only active investment portfolio of The Caldwell & Orkin Funds, Inc., an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objectives are to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market over the long-term, as measured by indices such as the NASDAQ Composite and the S&P 500.

1.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

       SECURITIES VALUATION:

      Securities are stated at the closing price on the date at which the net asset value is being determined. If the date of determination is not a trading date, the securities are valued as of the last trading date preceding the date of determination. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value.

       SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME:

      Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded as earned. Realized gains and losses from investment transactions are determined using the specific identification method.

       CASH:

      The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments.

       INCOME TAXES:

      As a qualified investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

       USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     AGREEMENTS WITH THE ADVISOR AND DISTRIBUTOR:

      The Fund has entered into a management agreement with C&O Funds Advisor, Inc. (the "Advisor") pursuant to which the Advisor provides space, facilities, equipment, and personnel necessary to perform administrative and management services for the Fund. The management agreement provides that the Advisor is responsible for the actual management of the Fund's portfolio. For such services and expenses assumed by the Advisor, the Fund pays a monthly advisory fee at incremental annual rates as follows:

      Advisory Fee                                   Average Daily Net Assets
      ------------                     -----------------------------------------------------
        .90%                           Up to $100 million
        .80%                           Not greater than $200 million
        .70%                           Not greater than $300 million
        .60%                           Not greater than $500 million
        .50%                           In excess of $500 million

      Under that management agreement, the Advisor agreed to waive 40 basis points of its compensation for the period August, 1992, through February, 1994, and 20 basis points for the period March, 1994, through, February, 1995.

      The Advisor has agreed to reimburse the Fund to the extent necessary to prevent the Fund's annual ordinary operating expenses (excluding taxes, brokerage commissions and extraordinary charges such as litigation costs) from exceeding 2.0% of the Fund's average daily net assets. No such reimbursement was required for the six months ended October 31, 1996.

      The Fund has entered into a distribution agreement with C&O Funds Distributor, Inc. (the "Distributor") pursuant to which the Distributor provides broker/dealer services for the Fund. The Distributor is responsible for the sales and redemptions of the shares of the Fund. The Distributor does not charge the Fund for these services.

      C&O Funds Advisor, Inc. and C&O Funds Distributor, Inc. are wholly-owned subsidiaries of Caldwell & Orkin, Inc.

3.     INVESTMENT PORTFOLIO TRANSACTIONS:

      INVESTMENT PURCHASES AND SALES: For the six months ended October 31, 1996, purchases and proceeds from sales of investments (excluding securities sold short and short-term investments) aggregated $22,947,833 and $23,919,755, respectively.

      SHORT SALES AND SEGREGATED CASH: Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

      All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum requirements. On October 31, 1996, the Fund exceeded its minimum margin requirements by approximately $788,000.

      The Fund may also sell short "against the box" (i.e. the Fund enters into a short sale as described above, while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

      The Fund limits the value of its short positions (excluding short sales "against the box") to 25% of the Fund's total net assets. At October 31, 1996, the Fund had 24.35% of its total net assets in short positions.

      For the six months ended October 31, 1996, the cost of investments purchased to cover short sales and proceeds from investments sold short were $19,209,037 and $22,341,571, respectively.

4.     CAPITAL SHARE TRANSACTIONS:

      Capital share transactions for the six months ended October 31, 1996, and the year ended April 30, 1996, were as follows:

                                                       SIX MONTHS          YEAR
                                                          ENDED            ENDED
                                                        10/31/96         04/30/96
                                                     --------------------------------
               Shares sold                               639,815          164,910
               Shares issued in connection with
                  reinvestment of distributions             -              60,400
               Shares reacquired                        (671,884)        (442,987)
                                                     --------------------------------
               Net decrease in shares outstanding        (32,069)        (217,677)
                                                     --------------------------------
                                                     --------------------------------

5.     RELATED PARTY TRANSACTIONS:

      C&O Funds Advisor, Inc. and its parent, Caldwell & Orkin, Inc., have made investments in the Fund during the six months ended October 31, 1996, in the amounts of $30,000 and $50,000, respectively. All transactions had been settled as of October 31, 1996.

      As of October 31, 1996, Caldwell & Orkin, Inc., C&O Funds Advisor, Inc., and Michael B. Orkin had ownership of the Fund of 1.85%, .66%, and 3.68%, respectively.

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

BOARD OF DIRECTORS

     Michael B. Orkin, President & Chairman
     H. Eugene Caldwell, Chairman Emeritus
     Frederick T. Blumer
     David L. Eager
     Robert H. Greenblatt
     Henry H. Porter, Jr.

INVESTMENT ADVISER

     C&O Funds Advisor, Inc.
     2050 Tower Place
     3340 Peachtree Road
     Atlanta, Georgia 30326

DISTRIBUTOR

     C&O Funds Distributor, Inc.
     2050 Tower Place
     3340 Peachtree Road
     Atlanta, Georgia 30326

CUSTODIAN

     Bank One Ohio Trust Company, N.A.
     235 West Schrock Road
     Westerville, Ohio 43081

TRANSFER, REDEMPTION, AND DIVIDEND
DISBURSING AGENT

     MGF Service Corp.
     312 Walnut Street
     Cincinnati, Ohio 45202

INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand, L.L.P.
     1100 Campanile Building
     1155 Peachtree Street, N.E.
     Atlanta, Georgia 30309-3630

LEGAL COUNSEL

     Kilpatrick & Cody, L.L.P.
     1100 Peachtree Street
     Atlanta, Georgia 30309-4530

                  THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND
                                2050 TOWER PLACE
                              3340 PEACHTREE ROAD
                             ATLANTA, GEORGIA 30326

                                FUND INFORMATION

      For a prospectus or further information, please call 1-800-237-7073.

                                 FUND LISTINGS

   The Fund is listed in the Wall Street Journal, Investor's Business Daily,
          The New York Times, and most local newspapers as C&OMKTOPP.
                    Its computer quotation symbol is COAGX.

These financial statements are submitted for the general information of the shareholders of The Caldwell & Orkin Market Opportunity Fund. They are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.